Deferred Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Deferred Compensation
6.	Deferred Compensation

Deferred compensation consists of the following:

	June 30, 2012	December 31, 2011
Deferred wages	$191,167	$140,833
Accrued taxes on deferred compensation	25,632	25,632

Total deferred compensation	$216,799	$166,465

Prior to August 31, 2011, the Company was obligated to issue membership units to certain senior level employees in lieu of cash wages in connection with employment agreements with those employees. The employment agreements provided that the employees would receive membership units in lieu of cash compensation until such time as the Company obtains sufficient capital (as defined in the agreements) to begin paying their agreed-upon compensation in cash. The obligation for additional issuances was accrued each pay period and the Company was obligated to issue the membership units at the beginning of each calendar quarter, provided that the employee was still employed by the Company.

As of December 31, 2010, the Company was obligated to issue membership units in lieu of $99,094 in wages for the year ended December 31, 2010 on the first day of the subsequent quarter. Accordingly, a total of 99,094 membership units that were subsequently exchanged for 792,752 shares of common stock were issued on January 1, 2011 at a value of $0.125 per share.

Effective September 1, 2011, the agreements were revised to provide for the indefinite deferral of unpaid wages until sufficient external funding was obtained.

6.	Deferred Compensation

Deferred compensation consists of the following at December 31,

	2011	2010
Stock payable in lieu of wages	$—	$99,094
Deferred wages	140,833	42,917
Accrued taxes on deferred compensation	25,632	10,982

Total deferred compensation	$166,465	$152,993

Prior to August 31, 2011, the Company was obligated to issue shares to certain senior level employees in lieu of cash wages in connection with employee agreements with those employees. The employment agreements provided that the employees would receive shares in lieu of cash compensation until such time as the Company obtains sufficient capital (as defined in the agreements) to begin paying their agreed-upon compensation in cash. The obligation for additional issuances was accrued each pay period and the Company was obligated to issue the shares at the beginning of each calendar quarter, provided that the employee was still employed by the Company.

No shares were issued in 2010. As of December 31, 2010, the Company was obligated to issue shares in lieu of $99,094 in wages for the year ended December 31, 2010 on the first day of the subsequent quarter. Accordingly, a total of 792,752 shares were issued on January 1, 2011 at a value of $0.125 per share. An additional 1,553,776 shares were issued on October 1, 2011 at a value of $0.125 per share under the employment agreements in lieu of compensation earned between January 1, 2011 and August 31, 2011, for a total of 2,346,528 shares issued in 2011 in lieu of cash wages.

Effective September 1, 2011, the agreements were revised to provide for the indefinite deferral of unpaid wages until sufficient external funding was obtained. Deferred wages at December 31, 2011 and 2010 of $140,833 and $42,917, respectively, is included in deferred compensation.